Investment Strategy	Jun. 09, 2025
Castellan Targeted Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide capital appreciation by investing in a select group of equity securities. The central premise of the Fund’s investment style is “growth at a reasonable price” or “GARP.” The Fund’s portfolio will consist of an equity sleeve and an options sleeve, which are each described below. Castellan Group, LLC (“Castellan”), serves as a sub-adviser to the Fund and is responsible for determining the Fund’s investments. Castellan has developed a proprietary methodology for selecting investments that blends both quantitative and qualitative analysis.
Under normal circumstances, at least 80% of the Fund’ net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities and derivatives based on those securities. The Fund defines “equity securities” to mean common and preferred stocks, rights, warrants, and depositary receipts. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value.
Equity Sleeve
In selecting equity securities for the Fund, Castellan will first apply a rules-based quantitative screening process that scores U.S.-listed stocks and American Depositary Receipts (ADRs) based on a variety of factors, including but not limited to, a company’s profitability metrics (e.g., gross margin, operating margin, return on investment, and debt-to-equity ratio), market capitalization, analyst coverage (i.e., what are the analysts saying about the company), recent price momentum, and earnings estimates to establish a score for each company. Companies that score well relative to these factors are considered “buy” candidates. “Buy” candidates may include small-, mid-, and large-capitalization companies.
Castellan next reviews each “buy” candidate to screen out any companies that may be facing company and/or industry specific headwinds, such as, but not limited to, an upcoming corporate action (e.g., merger or acquisition), a pending change in its management team, or an accounting or regulatory issue. Castellan’s qualitative review process is designed to identify issues that may not be captured by the quantitative process. By looking for these types of issues, Castellan is attempting to identify and avoid investing in potential “value traps”. A value trap is defined as a company that is considered inexpensive based on current valuation multiples but is likely to have poor price performance over the subsequent year. At the end of this process, Castellan expects to invest the Fund’s assets in the equity securities of up to 50 companies.
Options Sleeve
Castellan, with the assistance of the Fund’s other sub-adviser, Arin Risk Advisors, LLC (“Arin”), will manage the Fund’s Options Sleeve. The Fund may elect to buy and/or sell options on equity securities for a number of purposes, including hedging, investment exposure, or speculative purposes. An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option), or to sell (in the case of a put option), a particular asset at an agreed upon price (commonly known as the “strike price”) at a specified future date. The Fund’s option trading will generally involve buying call options and/or selling (writing) put options or combinations of options. Buying call options provides the Fund with the right, but not the obligation, to buy the underlying security at a specified price, while selling (writing) put options will generate premium income for the Fund and require the Fund to buy the stock at predetermined price.
For example, based on instructions from Castellan, Arin may buy call options on a stock that Castellan is bullish about. When buying a call option on a stock, Castellan is looking to increase (leverage) the Fund’s exposure to the stock without actually buying the stock. If the stock increases in value above the call option strike price, Castellan may elect to exercise the option and buy the shares at the strike price. Castellan also may elect to sell (write) put options on a stock when it is seeking to own the stock. For example, when a “buy” candidate is selling at a price above what Castellan is willing to pay it may elect to sell a put option on the stock at a (lower) price it is willing to pay. If the stock decreases in value below the strike price, Castellan may elect to exercise the option and buy the shares at the strike price.
General Portfolio Information
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund will sell, reduce, or close positions according to changes in Castellan’s investment analysis. In addition, Castellan will actively monitor the Fund’s sector diversification, looking to maintain no more than 20% of the Fund’s assets in any one sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, at least 80% of the Fund’ net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities and derivatives based on those securities. The Fund defines “equity securities” to mean common and preferred stocks, rights, warrants, and depositary receipts. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value.

Castellan Targeted Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide current income with an opportunity for capital appreciation by investing in a select group of companies that have a history of growing their dividends. Castellan Group, LLC’s will serve as the Fund’s sub-adviser (the “Castellan”) and will be responsible for selecting the Fund’s investments. Castellan has developed a proprietary methodology for selecting investments that blends both quantitative and qualitative analysis. The Fund’s portfolio will consist of an equity sleeve of dividend paying stocks and an options sleeve that may provide additional income. Each sleeve is described below.
Equity Sleeve
In selecting equity securities for the Fund, Castellan will first apply a rules-based quantitative screening process that screens U.S.-listed stocks and American Depositary Receipts (ADRs) for companies that have consistently increased their dividends for the last 10 years. Castellan then performs a qualitative review of each company, evaluating a company’s balance sheet strength and financial leverage, earnings growth, free cash flows, short- and long-term payout ratios (i.e., the rate at which a company distributes earnings to its shareholders), the cyclicality of earnings, a company’s leadership position in its industry, and the prospects for the industry. Castellan generally seeks companies that have demonstrated the ability to grow their free cash flows, earnings, and dividends while maintaining their financial strength. Castellan will also consider the quality and reputation of a company’s management team, looking for those teams that have demonstrated the ability to strategically allocate company capital.
The Fund’s’s investment philosophy is based on the belief that dividend growth is a strong indicator of the quality of the company. Castellan believes that dividends are generally a sign of capital discipline, financial well-being, and business sustainability and that they are the hallmark of a high-quality company. At the end of this process, Castellan expects to invest the Fund’s assets in up to 50 mid- and large-capitalization dividend paying companies that satisfy its investment criteria.
Covered Call Options Sleeve
The Fund will also employ an option strategy in which it will opportunistically write (sell) or cover (buy) U.S. exchange-traded covered call options on certain of the equity securities in the Equity Sleeve to seek additional income (in the form of premiums on the options). A call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from the Fund. A premium is the income received by the writer of the option contract. In selling the covered calls, the Fund effectively sells its ability to participate in gains of the reference security beyond the predetermined strike price in exchange for the premium income received.
The Fund employs an active covered call strategy that seeks to reduce investment risk and enhance total return by tactically selling short-term out-of-the-money covered calls on approximately 20% of the Fund’s Equity Sleeve holdings. Castellan, with the assistance of the Fund’s other sub-adviser, Arin Risk Advisors, LLC (“Arin”), will actively select the strike prices and expiration dates for the call options based on their judgment and market analysis. This investment strategy is not a systematic covered call strategy which involves a fund following a predetermined set of rules to select the underlying assets, strike prices, and expiration dates for all call options without regard to market conditions. Typically, the Fund will write call options with an expiry of 2 to 5 weeks though this period and the differences between the strike prices and the price of the underlying stock will vary. In addition, there may be times (i.e., during a period of extreme market volatility when premiums do not favor call writing) when Castellan instructs Arin not to write any call options on holdings within the Equity Sleeve.
General Portfolio Information
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund will sell, reduce or close positions according to changes in Castellan’s investment analysis. In addition, Castellan will actively monitor the Fund’s sector diversification, looking to maintain no more than 20% of the Fund’s assets in any one sector.